Investments Accounted for Using the Equity Method (Investment in Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
As at 1 January	¥ 4,527,133
Share of profit	927,814	¥ 839,425	¥ 1,200,141
As at 31 December	5,208,758	4,527,133
Associates [member]
Disclosure of associates [line items]
As at 1 January	4,297,265	4,239,795
Additions	320,000	0
Share of profit	904,265	839,425
Other comprehensive income/(loss)	7,449	(7,014)
Cash dividends distribution	(555,515)	(774,941)
As at 31 December	¥ 4,973,464	¥ 4,297,265	¥ 4,239,795